SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY	12 Months Ended
Dec. 31, 2019
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY
ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
HUAZHU GROUP LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY
BALANCE SHEETS
(Renminbi in millions, except share and per share data, unless otherwise stated)

	As of December 31,
	2018	2019	2019
			US$’million
Assets
Current assets:
Cash and cash equivalents	695	361	52
Short-term investments	89	64	9
Other current assets	29	24	4

Total current assets	813	449	65
Other assets	11	155	22
Investment in subsidiaries	13,454	16,472	2,361

Total assets	14,278	17,076	2,448

Liabilities and equity
Current liabilities:
Short-term debt	—	8,312	1,191
Dividends payable	658	678	97
Amount due to related parties	477	594	84
Accrued expenses and other current liabilities	54	113	15

Total current liabilities	1,189	9,697	1,387

Long-term debt	6,915	—	—

Total liabilities	8,104	9,697	1,387

Equity:
Ordinary shares(US$ 0.0001 par value per share; 8,000,000,000 shares authorized; 296,597,888 and 299,424,485 shares issued as of December 31, 2018 and 2019, and 283,076,012 and 285,902,609 shares outstanding as of December 31, 2018 and 2019, respectively)	0	0	0
Treasury shares ( 3,096,764 and 3,096,764 shares as of December 31, 2018 and 2019, respectively)	(107)	(107)	(15)
Additional paid-in capital	3,713	3,834	551
Retained earnings	2,610	3,701	532
Accumulated other comprehensive income (loss)	(42)	(49)	(7)

Total equity	6,174	7,379	1,061

Total liabilities and equity	14,278	17,076	2,448

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
HUAZHU GROUP LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY
STATEMENTS OF COMPREHENSIVE INCOME
(Renminbi in millions, unless otherwise stated)

	Years Ended December 31,
	2017	2018	2019	2019
				US$’million
Operating costs and expenses:
General and administrative expenses	69	89	115	16

Total operating costs and expenses	69	89	115	16

Loss from operations	(69)	(89)	(115)	(16)
Interest income	2	1	10	1
Interest expense	87	198	201	29
Foreign exchange gain (loss)	(14)	17	5	1
Other income, net	7	50	30	5
Unrealized gain (loss) from fair value changes of equity securities	35	(45)	(27)	(4)
Income in investment in subsidiaries	1,354	980	2,067	296

Net income attributable to Huazhu Group Limited	1,228	716	1,769	254

Other comprehensive income
Unrealized securities holding gains (losses), net of tax of (8), nil and nil for 2017, 2018 and 2019, respectively	1	—	—	—
Reclassification of realized gains to net income, net of tax	(5)	—	—	—
Foreign currency translation adjustments, net of tax of nil for 2017, 2018 and 2019, respectively	177	(169)	(7)	(1)

Comprehensive income	1,401	547	1,762	253

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
HUAZHU GROUP LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY
CONDENSED
STATEMENTS OF CASH FLOWS
(Renminbi in millions, unless otherwise stated)

	Years Ended December 31,
	2017	2018	2019	2019
				US$’million
Net cash provided by (used in) operating activities	(131)	(60)	(212)	(30)

Investing activities:
Investment in subsidiaries	(3,250)	—	(1,039)	(149)
Receipt of investment in subsidiaries	—	2,121	9	1
Purchase of long-term investments	(760)	(3,782)	—	—
Proceeds from sale of long-term investments	58	—	—	—
Purchase of short-term investments	(96)	—	—	—

Net cash provided by (used in) investing activities	(4,048)	(1,661)	(1,030)	(148)

Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	9	14	14	2
Proceeds of advances from subsidiaries	90	149	109	16
Proceeds from short-term bank borrowings	136	—	1,265	181
Repayment of short-term bank borrowings	(294)	(128)	—	—
Proceeds from long-term bank borrowings	3,633	2,409	5,206	746
Repayment of long-term bank borrowings	(1,651)	(786)	(5,169)	(741)
Proceeds from issuance of convertible senior notes, net of issuance cost and capped call option	2,925	—	—	—
Debt financing costs paid	(10)	—	—	—
Proceeds from ADS lending	0	—	—	—
Dividends paid	(306)	—	(658)	(95)

Net cash provided by (used in) financing activities	4,532	1,658	767	109

Effect of exchange rate changes on cash and cash equivalents	(170)	201	141	21

Net increase (decrease) in cash and cash equivalents, and restricted cash	183	138	(334)	(48)
Cash, cash equivalents and restricted cash at the beginning of the year	374	557	695	100

Cash, cash equivalents and restricted cash at the end of the year	557	695	361	52

The accompanying notes are an integral part of these consolidated financial statements
ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
HUAZHU GROUP LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY
Note to Schedule I
Schedule I has been provided pursuant to the requirements of Rule
 12-04(a)
 and
5-04-(c)
 of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. Such investments in subsidiaries are presented on the balance sheets as investment in subsidiaries and the profit of the subsidiaries is presented as income in investment in subsidiaries.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.
As of December 31, 2019, there are no material contingencies, mandatory dividend, and significant provision of long-term obligation or guarantee of the Company, except for those which have separately disclosed in the consolidated financial statements.